Consolidated Statements of Changes in Equity $ in Thousands	CAD ($) shares		Share Capital CAD ($) shares	Contributed Surplus CAD ($)	Accumulated Other Comprehensive Income (Loss) CAD ($)	Deficit CAD ($)	Non-Controlling Interests CAD ($)
Beginning balance (in shares) at Mar. 31, 2024 | shares			54,545,797
Beginning balance at Mar. 31, 2024	$ 601,870		$ 6,971,416	$ 162,351	$ (206,058)	$ (6,367,936)	$ 42,097
Shares issued for business combination	(390)		$ 3,177	(3,567)
Shares released for earn out payments (in shares) | shares			1,190,432
Shares released for earn out payments	7,452		$ 7,452
Share issuance costs	$ (461)		$ (461)
Exercise of stock options (in shares) | shares	111,661		111,661
Exercise of stock options	$ 0		$ 459	(459)
Shares issued under share-based compensation plans (in shares) | shares			386,341
Shares issued under share-based compensation plans	821		$ 9,111	(8,290)
Share-based compensation	8,935			8,935
Put option liability	(2,077)					(2,077)
Comprehensive income (loss)	(7,559)	[1]			(9,150)	2,268	(677)
Ending balance (in shares) at Mar. 31, 2025 | shares			56,234,231
Ending balance at Mar. 31, 2025	608,591		$ 6,991,154	158,970	(215,208)	(6,367,745)	41,420
Shares issued under equity financing (in shares) | shares			2,210,785
Shares issued through equity financing	11,395		$ 10,906	489
Share issuance costs	$ (1,578)		$ (1,578)
Exercise of stock options (in shares) | shares	77,218		77,218
Exercise of stock options	$ 587		$ 904	(317)
Shares issued under share-based compensation plans (in shares) | shares			425,359
Shares issued under share-based compensation plans	0		$ 5,840	(5,840)
Share-based compensation	6,806			6,806
Put option liability	47,597					47,597
Change in ownership interests in subsidiaries	(27,216)						(27,216)
Comprehensive income (loss)	(134,350)				1,614	(121,760)	(14,204)
Ending balance (in shares) at Mar. 31, 2026 | shares			58,947,593
Ending balance at Mar. 31, 2026	$ 511,832		$ 7,007,226	$ 160,108	$ (213,594)	$ (6,441,908)	$ 0

[1]	Adjusted for discontinued operations (Note 6).